10. EARNINGS PER SHARE (Details - q) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	4,367,297	4,533,963	4,087,797
Common Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	0	347,000
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	4,367,297	4,533,963	3,740,797